Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring	$ 11,800	$ 15,500
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	3,523	4,786	$ 5,578
Financial effects of modifications [Abstract]
Charge-offs	$ 138	$ 97	$ 262
Weighted average interest rate reduction	8.33%	8.06%	5.92%
Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,892	$ 2,859	$ 3,616
Financial effects of modifications [Abstract]
Charge-offs	$ 104	$ 58	$ 193
Weighted average interest rate reduction	0.49%	1.00%	1.00%
Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,389	$ 2,352	$ 2,981
Financial effects of modifications [Abstract]
Charge-offs	$ 104	$ 58	$ 173
Weighted average interest rate reduction	0.40%	1.18%	0.64%
Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 455	$ 419	$ 571
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 20
Weighted average interest rate reduction	0.69%	0.88%	1.28%
Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 46	$ 25	$ 27
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	1.00%	0.00%	0.69%
Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 2	$ 63	$ 37
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,631	$ 1,927	$ 1,962
Loan restructuring, trial modifications, amount	13	8	(28)
Financial effects of modifications [Abstract]
Charge-offs	$ 34	$ 39	$ 69
Weighted average interest rate reduction	10.19%	8.96%	6.70%
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 991	$ 1,277	$ 1,406
Financial effects of modifications [Abstract]
Charge-offs	$ 2	$ 4	$ 15
Weighted average interest rate reduction	2.04%	2.25%	2.57%
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 124	$ 161	$ 188
Financial effects of modifications [Abstract]
Charge-offs	$ 3	$ 5	$ 14
Weighted average interest rate reduction	2.35%	2.14%	3.26%
Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 376	$ 336	$ 257
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	12.91%	12.54%	11.98%
Automobile [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 68	$ 84	$ 84
Financial effects of modifications [Abstract]
Charge-offs	$ 29	$ 30	$ 39
Weighted average interest rate reduction	4.86%	6.21%	5.89%
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 59	$ 61	$ 55
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 1
Weighted average interest rate reduction	8.07%	7.95%	7.47%
Primary modification type, Principal [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 150	$ 242	$ 287
Financial effects of modifications [Abstract]
Charge-offs	24	28	32
Primary modification type, Principal [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	26	13	29
Primary modification type, Principal [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	13	13	24
Primary modification type, Principal [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	5
Primary modification type, Principal [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	13	0	0
Primary modification type, Principal [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	124	229	258
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Principal [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	110	209	231
Primary modification type, Principal [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	5	7	25
Primary modification type, Principal [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Principal [Member] | Automobile [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	8	13	2
Primary modification type, Principal [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	0	0
Primary modification type, Interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	615	541	646
Primary modification type, Interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	129	73	105
Primary modification type, Interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	90	29	45
Primary modification type, Interest rate reduction [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	38	44	59
Primary modification type, Interest rate reduction [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	0	1
Primary modification type, Interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	486	468	541
Loan restructuring, trial modifications, amount	0	0	0
Primary modification type, Interest rate reduction [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	13	26	140
Primary modification type, Interest rate reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	37	41	82
Primary modification type, Interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	376	336	257
Primary modification type, Interest rate reduction [Member] | Automobile [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	9	16	15
Primary modification type, Interest rate reduction [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	51	49	47
Primary modification type, Other concessions [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2,758	4,003	4,645
Primary modification type, Other concessions [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,737	2,773	3,482
Primary modification type, Other concessions [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,286	2,310	2,912
Primary modification type, Other concessions [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	417	375	507
Primary modification type, Other concessions [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	32	25	26
Primary modification type, Other concessions [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	2	63	37
Primary modification type, Other concessions [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1,021	1,230	1,163
Loan restructuring, trial modifications, amount	13	8	(28)
Primary modification type, Other concessions [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	868	1,042	1,035
Primary modification type, Other concessions [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	82	113	81
Primary modification type, Other concessions [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Primary modification type, Other concessions [Member] | Automobile [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	51	55	67
Primary modification type, Other concessions [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	7	12	8
Trial modifications [Member] | Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing receivable, troubled debt restructuring	115	149
Financial effects of modifications [Abstract]
Charge-offs	$ 0	$ 0	$ 0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Financial effects of modification, Recorded investment related to interest rate reduction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 673	$ 638	$ 774
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Commercial [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	129	73	105
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial and industrial loans [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	90	29	45
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial real estate mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	38	44	59
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Commercial real estate construction [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	1	0	1
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Lease financing [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Total Consumer [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	544	565	669
Loan restructuring, trial modifications, amount	0	0	0
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	68	119	257
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	39	45	93
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Credit card [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	376	336	257
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Automobile [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	9	16	15
Financial effects of modification, Recorded investment related to interest rate reduction [Member] | Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	52	49	47
Loans remodified [Member]
Primary Modification Type [Abstract]
Financing receivable, troubled debt restructuring, post modification	$ 1,100	$ 1,900	$ 2,100